Convertible notes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Convertible notes payable
Liability component on initial recognition	¥ 10,011	¥ 7,264
Issuance of convertible notes	9,253	7,269
Interest accrued	839	632
Notes converted to ADS	(5,797)	(4,202)
Repayment and balance adjustments	(1,702)	(1,169)
Exchange difference	318	217
Total	¥ 12,922	¥ 10,011